CONSOLIDATED STATEMENT OF CASH FLOWS - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
CASH FLOWS FROM OPERATING ACTIVITIES
Net profit for the year from continuing operations	$ 1,806,879	$ 12,357,920	$ 18,386,845
Net profit for the year from discontinued operations	0	0	15,079,318
NET PROFIT FOR THE YEAR	1,806,879	12,357,920	33,466,163
Adjustments to reconcile net profit to net cash generated by operating activities
Income tax expense	9,196,122	19,416,607	11,115,996
Depreciation and amortization	13,277,965	11,608,308	11,725,490
Provisions	1,301,593	887,861	323,530
Exchange rate differences	4,830,253	595,366	(4,213,678)
Loss from securities transactions	17,635,860	0	0
Interest expense	5,105,680	662,350	8,283,249
Investment losses recognized	0	0	1,187,243
Share-based payments	63,339	77,665	0
Income from the operation of Yguazú Cementos S.A. (Note 39)	0	0	(19,539,904)
Gain (loss) on disposal of property, plant and equipment	(3,367,321)	(173,580)	119,645
Impairment of property, plant and equipment	0	297,737	2,784,272
Recognition of allowance for other doubtful receivables	193,550	95,663	460,216
Gain on net monetary position	(13,747,163)	(3,911,809)	(5,678,068)
Changes in operating assets and liabilities
Inventories	(3,165,908)	560,420	2,318,524
Other receivables	(3,177,107)	(1,375,274)	284,413
Trade accounts receivable	(7,146,546)	(2,905,678)	(1,590,358)
Advances from customers	240,820	248,231	1,545,920
Accounts payable	11,163,867	1,572,559	(7,179,893)
Salaries and social security contributions	2,815,821	1,386,683	1,515,371
Provisions	(403,209)	(336,788)	(142,145)
Tax liabilities	5,315,397	425,713	(294,270)
Other liabilities	56,357	57,270	628,759
Income tax paid	(10,634,218)	(12,231,132)	(3,638,279)
Net cash generated by continuing operating activities	31,362,031	29,316,092	33,482,196
Net cash generated by discontinued operating activities	0	0	2,462,716
Net cash generated by continuing operating activities	31,362,031	29,316,092	35,944,912
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from sale of interest in Yguazú Cementos S.A.	93,029	901,095	24,533,710
Proceeds from disposal of property, plant and equipment	3,296,031	561,086	117,023
Payments to acquire property, plant and equipment	(10,203,369)	(13,806,948)	(28,340,923)
Payments to acquire intangibles assets	(104,226)	(200,240)	(254,518)
Payments to acquire investments	0	(8,237,503)	0
Redemption of investments	2,395,145	3,731,936	0
Contributions to FFFSFI	(193,550)	(179,041)	(258,322)
Net cash used in continuing investing activities	(4,716,940)	(17,229,615)	(4,203,030)
Net cash used in discontinued investing activities	0	0	(403,476)
Net cash used in continuing investing activities	(4,716,940)	(17,229,615)	(4,606,506)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from borrowings	51,706,217	2,435,947	37,317,467
Interest paid	(4,755,928)	(1,110,673)	(8,552,677)
Dividends paid	(21,805,681)	0	(7,832,015)
Payments	(283,220)	(344,272)	(432,542)
Repayment of borrowings	(47,845,690)	(13,393,878)	(51,382,457)
Repurchase of common stock	(1,797,493)	(4,650,202)	0
Net cash used in continuing financing activities	(24,781,795)	(17,063,078)	(30,882,224)
Net cash used in discontinued financing activities	0	0	(7,565,911)
Net cash used in continuing financing activities	(24,781,795)	(17,063,078)	(38,448,135)
Net increase (decrease) in cash and cash equivalents	1,863,296	(4,976,601)	(7,109,729)
Net effect of discontinued operations	0	0	5,506,671
Cash and cash equivalents at the beginning of the year	6,439,276	12,865,162	5,220,535
Effect of restating in constant currency of cash and cash equivalents	(3,619,762)	(3,632,834)	(3,590,041)
Effects of exchange rate differences on cash and cash equivalents in foreign currency	228,104	2,183,549	12,837,726
Cash and cash equivalents at the end of the year	$ 4,910,914	$ 6,439,276	$ 12,865,162